LOANS PAYABLE (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Apr. 24, 2024 CAD ($)
LOANS PAYABLE
Face value	€ 0
Beginning balance	2,916	€ 7,968
Ending balance		2,916
Loans payable
LOANS PAYABLE
Face value | $			$ 7
Interest rate (in percent)			14.00%
Promissory note issued	6,532
Interest on promissory note	617	€ 0
Repayment of interest of promissory note	(454)
Effect of foreign currency exchange rate	(116)
Ending balance	€ 6,579